RelatedParty Transactions (Details)	11 Months Ended	12 Months Ended
	Dec. 02, 2015 site	Dec. 31, 2014 USD ($) $ / property item $ / yr	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Due from Affiliates
Due to Landmark and affiliates			$ 583,689
Due from Landmark and affiliates		$ 659,722	648,701
Landmark, General Partner and affiliates
Due from Affiliates
Due to Landmark and affiliates			583,689
Due from Landmark and affiliates		659,722	648,701
Landmark, General Partner and affiliates | Capped reimbursement for certain general and administrative expenses
General and Administrative Reimbursement
Quarterly cap		$ 162,500
Percentage of revenue (as a percent)		3.00%
Expiration of quarterly cap, measurement period, number of consecutive fiscal quarters (in periods) | item		4
Expiration of quarterly cap, measurement period, minimum revenue		$ 80,000,000
Reimbursement of expenses that exceeded the cap		$ 12,349
Landmark, General Partner and affiliates | Management fees
Management Fee
Management fee per asset per month (in dollars per property) | $ / property		45
Expense from related party		$ 499,329	450,462	$ 211,329
American Infrastructure Funds | Management fees
Patent License Agreement
Maximum fee each year starting in third year of agreement, as a percentage of our gross revenue		0.10%
American Infrastructure Funds | Patent License Agreement Fees
Patent License Agreement
Fee for second year of agreement (in dollars per year) | $ / yr		50,000
Minimum fee each year starting in third year of agreement (in dollars per year) | $ / yr		100,000
Landmark Dividend Growth Fund-E LLC | Management fees
Management Fee
Management fee per asset per month (in dollars per property) | $ / property		65
Expense from related party		$ 136,834	$ 79,837	$ 2,238
Landmark Dividend Growth Fund-E LLC | Right of First Offer | 193-site acquisition
Right of First Offer
Number of tenant sites acquired (in sites) | site	193
Landmark Dividend Growth Fund-C LLC | Right of First Offer | 72-site acquisition
Right of First Offer
Number of tenant sites acquired (in sites) | site	72
Landmark Dividend Growth Fund-F LLC | Right of First Offer | 136-site acquisition
Right of First Offer
Number of tenant sites acquired (in sites) | site	136